Vanguard® Wellington Dividend Growth Active ETF
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.7%)
Communication Services (2.5%)
	Alphabet Inc. Class A	1,927	689
Consumer Discretionary (10.4%)
	Home Depot Inc.	2,517	888
	TJX Cos. Inc.	5,028	762
	McDonald's Corp.	1,831	495
	NIKE Inc. Class B	9,332	383
	Marriott International Inc. Class A	900	333
			2,861
Consumer Staples (5.8%)
	Coca-Cola Co.	9,230	750
	Procter & Gamble Co.	4,246	623
	Kroger Co.	3,769	209
			1,582
Energy (1.6%)
	Exxon Mobil Corp.	3,138	429
Financials (23.5%)
	Mastercard Inc. Class A	2,187	1,123
	Visa Inc. Class A (XNYS)	2,702	927
	Chubb Ltd.	2,493	850
	Wells Fargo & Co.	10,266	848
	Blackrock Inc.	733	705
	S&P Global Inc.	1,709	696
	American Express Co.	1,980	670
	Marsh & McLennan Cos. Inc.	3,875	646
			6,465
Health Care (14.7%)
	Eli Lilly & Co.	1,301	1,560
	Danaher Corp.	4,036	769
	Stryker Corp.	2,381	749
	Merck & Co. Inc.	4,223	543
	Elevance Health Inc. (XNYS)	1,091	422
			4,043
Industrials (8.3%)
	Northrop Grumman Corp.	1,334	679
	AMETEK Inc.	2,447	592
	Honeywell International Inc.	2,252	504
*	Honeywell Aerospace Inc.	2,251	498
			2,273
Information Technology (26.5%)
	Broadcom Inc.	4,589	1,733
	Microsoft Corp.	3,590	1,339
	Texas Instruments Inc.	3,747	1,117
	KLA Corp.	3,530	1,065
	Apple Inc.	3,040	880
	Amphenol Corp. Class A	3,900	688
	QUALCOMM Inc.	1,457	269
	International Business Machines Corp.	686	193
			7,284
Materials (3.9%)
	Linde plc	2,078	1,078
Utilities (0.5%)
	American Water Works Co. Inc.	947	125
Total Common Stocks (Cost $26,012)			26,829

		Shares	Market Value ($000)
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[1]	Vanguard Market Liquidity Fund, 3.682% (Cost $634)	6,345	634
Total Investments (100.0%) (Cost $26,646)			27,463
Other Assets and Liabilities—Net (0.0%)			4
Net Assets (100%)			27,467
Cost is in $000.

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2026, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.